Goodwill and Finite Life Intangible Assets - Schedule of Future Amortization Expense (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 118,000	$ 469,000
2017	114,000	114,000
2018	38,000	39,000
2019	10,000	10,000
Total identified intangible assets	$ 280,000	$ 631,636	$ 1,437,001